Contract assets and contract liabilities - Disclosure of contract assets performance explanatory (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract assets and contract liabilities
Arising from sales of autonomous driving vehicles	¥ 21,251	¥ 19,933
Arising from provision of services	25,964	18,280
Less: loss allowance (Note 31(a))	(23,910)	(9,647)
Contract assets	23,305	28,566
Current portion	23,305	28,005
Non-current portion (Note19)	¥ 0	¥ 561